OneAscent Large Cap Core ETF
Schedule of Investments
November 30, 2023 - (Unaudited)
COMMON STOCKS — 90.58% Shares Fair Value
Consumer Discretionary — 6.85%
Booking Holdings, Inc.
(a)
350 $ 1,093,995
Lennar Corp., Class B 7,829 898,299
NVR, Inc.
(a)
165 1,015,640
Ralph Lauren Corp. 6,398 827,773
3,835,707
Consumer Staples — 5.30%
Bunge Global S.A. 17,175 1,887,017
Seaboard Corp. 307 1,079,102
2,966,119
Energy — 3.47%
Chevron Corp. 6,526 937,134
Phillips 66 5,749 740,988
Valero Energy Corp. 2,125 266,390
1,944,512
Financials — 11.29%
Ameriprise Financial, Inc. 3,419 1,208,651
Arch Capital Group Ltd.
(a)
4,397 367,985
Chubb Ltd. 8,933 2,049,498
Interactive Brokers Group, Inc., Class A 6,619 515,223
W.R. Berkley Corp. 30,026 2,178,386
6,319,743
Health Care — 14.06%
Abbott Laboratories 19,060 1,987,767
Hologic, Inc.
(a)
25,273 1,801,965
Incyte Corp.
(a)
13,041 708,648
Molina Healthcare, Inc.
(a)
6,888 2,517,978
QuidelOrtho Corp.
(a)
2,870 197,255
Royalty Pharma PLC, Class A 13,599 368,125
Vertex Pharmaceuticals, Inc.
(a)
821 291,299
7,873,037
Industrials — 3.65%
AGCO Corp. 2,877 326,626
Keysight Technologies, Inc.
(a)
6,401 869,831
PACCAR, Inc. 9,225 847,040
2,043,497
Materials — 1.39%
Albemarle Corp. 2,308 279,892
Mosaic Co. (The) 5,506 197,610
Nucor Corp. 1,784 303,226
780,728
Real Estate — 1.83%
Crown Castle International Corp. 8,714 1,021,978
Technology — 38.81%
Adobe, Inc.
(a)
3,801 2,322,448
Akamai Technologies, Inc.
(a)
3,996 461,658
Applied Materials, Inc. 7,511 1,124,998
Avnet, Inc. 20,288 948,667

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
COMMON STOCKS — 90.58% - continued Shares Fair Value
Technology — 38.81% - continued
Broadcom, Inc. 1,122 $ 1,038,669
Cisco Systems, Inc. 37,466 1,812,605
Gartner, Inc.
(a)
5,221 2,270,300
Jabil, Inc. 2,951 340,309
Lam Research Corp. 1,016 727,375
Microchip Technology, Inc. 8,492 708,572
Oracle Corp. 14,112 1,639,956
Palo Alto Networks, Inc.
(a)
5,469 1,613,847
PTC, Inc.
(a)
2,425 381,598
Pure Storage, Inc., Class A
(a)
14,071 468,705
Qorvo, Inc.
(a)
10,022 967,123
Qualys, Inc.
(a)
7,427 1,372,807
Salesforce, Inc.
(a)
3,363 847,140
ServiceNow, Inc.
(a)
1,855 1,272,048
SPS Commerce, Inc.
(a)
2,989 514,945
Workday, Inc., Class A
(a)
3,320 898,790
21,732,560
Utilities — 3.93%
Clearway Energy, Inc., Class C 25,363 633,314
FirstEnergy Corp. 10,215 377,342
Sempra 16,348 1,191,279
2,201,935
Total Common Stocks/ Investments — 90.58% (Cost $45,703,777 ) 50,719,816
Other Assets in Excess of Liabilities — 9.42% 5,271,948
NET ASSETS — 100.00% $ 55,991,764
(a) Non-income producing security.

OneAscent Core Plus Bond ETF
Schedule of Investments
November 30, 2023 - (Unaudited)
ASSET BACKED SECURITIES — 12.41%
Principal
Amount Fair Value
Century Plaza Towers, Series 2019-CPT, Class B, 3.10%, 11/13/2039
(a)(b)
$ 740,000 $ 558,833
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039
(a)
1,000,000 831,721
Frontier Issuer, LLC, Series 1, Class C, 11.50%, 8/20/2053
(a)
1,000,000 966,913
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.50%, 7/20/2049
(a)
1,250,000 1,051,387
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B,
5.52%, 2/22/2055
(a)
1,039,178 988,505
Helios Issuer, LLC, Series 2023-B, Class C, 6.00%, 8/22/2050
(a)
881,392 777,131
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%,
9/25/2029
(a)
900,000 881,166
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2020-
609M, Class A, 7.06%, 10/15/2033 (US0001M + 1.370bps)
(a)(b)
1,000,000 944,000
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053
(a)
848,274 841,417
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053
(a)
500,000 467,913
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class
A, 6.90%, 7/15/2036 (US0001M + 1.500bps)
(a)(b)
848,857 769,886
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054
(a)
500,000 407,531
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2024
(a)
500,000 456,596
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.02%, 2/10/2032
(a)
500,000 416,875
STWD Mortgage Trust, Series 2021-LIH, Class B, 7.09%, 11/15/2036
(US0001M + 1.656bps)
(a)(b)
1,000,000 974,467
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057
(a)
930,030 826,458
Tesla Auto Lease Trust, Series 2023-A, Class A2, 5.86%, 8/20/2025
(a)
500,000 500,120
Tesla Auto Lease Trust, Series 2023-A, Class A3, 5.89%, 6/22/2026
(a)
500,000 499,578
Vivint Solar Financing V, LLC, Series 2018-1A, Class B, 7.37%,
4/30/2048
(a)
506,492 468,025
Total Asset Backed Securities (Cost $14,453,423) 13,628,522
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.82%
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.85%,
2/25/2032
(b)
1,000,000 833,021
Government National Mortgage Association, Series 111, Class ZA, 3.00%,
2/20/2052 100,752 65,155
Total Collateralized Mortgage Obligations (Cost $1,014,074) 898,176
CORPORATE BONDS — 41.05%
Consumer Discretionary — 2.78%
Conservation Fund, Series 2019, 3.47%, 12/15/2029 1,000,000 860,957
Magna International, Inc., 2.45%, 6/15/2030 1,000,000 845,700
NHP Foundation (The), 6.00%, 12/1/2033 500,000 528,551
Walmart, Inc., 1.80%, 9/22/2031 1,000,000 817,988
3,053,196
Consumer Staples — 2.40%
J.M. Smucker Co. (The), 6.50%, 11/15/2053 900,000 957,467
PepsiCo, Inc., 3.90%, 7/18/2032 1,100,000 1,034,833
Unilever Capital Corp., 2.63%, 8/12/2051 1,000,000 643,298

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
CORPORATE BONDS — 41.05% - continued
Principal
Amount Fair Value
$ 2,635,598
Energy — 3.88%
BP Capital Markets America, Inc., 4.81%, 2/13/2033 $ 500,000 485,439
BP Capital Markets America, Inc., 2.77%, 11/10/2050 1,000,000 629,831
ConocoPhillips Co., 5.05%, 9/15/2033 500,000 494,293
Continental Wind, LLC, 6.00%, 2/28/2033
(a)
1,035,111 1,038,029
Equinor ASA, 3.95%, 5/15/2043 1,000,000 826,085
Targa Resources Corp., 6.50%, 3/30/2034 750,000 781,190
4,254,867
Financials — 12.69%
Arthur J Gallagher & Co., 6.50%, 2/15/2034 900,000 950,917
BB Blue Financing DAC, Series A2, 4.40%, 9/20/2029 1,000,000 983,213
BB Blue Financing DAC, Series A1, 4.40%, 9/20/2037 1,000,000 964,235
BNP Paribas S.A., 5.89%, 12/5/2034 (SOFR + 1.866bps)
(a)(b)
1,175,000 1,175,000
BNP Paribas S.A., 8.50%, Perpetual (H15T5Y + 4.354bps)
(a)(b)
1,000,000 1,017,542
GPS Blue Financing DAC, 5.65%, 11/9/2041
(a)
1,000,000 941,800
ING Groep N.V., 1.40%, 7/1/2026 (H15T1Y + 1.100bps)
(a)(b)
500,000 465,246
Intesa Sanpaolo SpA, 6.63%, 6/20/2033
(a)
500,000 489,808
Intesa Sanpaolo SpA, 7.20%, 11/28/2033
(a)
1,000,000 1,013,988
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042
(H15T5Y + 3.982bps)
(a)(b)
1,000,000 982,908
Province of British Columbia Canada, 4.20%, 7/6/2033 850,000 810,249
Province of Quebec Canada, 1.90%, 4/21/2031 1,000,000 828,858
Societe Generale S.A., 10.00%, Perpetual (H15T5Y + 5.448bps)
(a)(b)
1,050,000 1,081,946
UBS Group A.G., 6.30%, 9/22/2034 (H15T1Y + 2.000bps)
(a)(b)
1,000,000 1,007,846
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.758bps)
(a)(b)
525,000 557,837
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)
(a)(b)
625,000 654,551
13,925,944
Industrials — 2.68%
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%,
6/10/2028 1,435,979 1,250,778
Tote Shipholdings, LLC, 3.40%, 10/16/2040 965,000 873,013
Vessel Management Services, Inc., 3.48%, 1/16/2037 897,000 819,468
2,943,259
Materials — 1.79%
Cemex S.A.B. de C.V., 9.13%, Perpetual (H15T5Y + 490.700bps)
(a)(b)
625,000 653,220
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032
(a)
500,000 484,528
Newmont Corp., 2.25%, 10/1/2030 1,000,000 829,048
1,966,796
Multi-Nationals — 6.47%
Central American Bank for Economic Integration, 5.00%, 2/9/2026
(a)
250,000 247,751
European Investment Bank, 0.75%, 9/23/2030 1,000,000 786,373
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033 1,000,000 921,721
Inter-American Investment Corp., 2.63%, 4/22/2025 1,000,000 966,063
International Bank for Reconstruction & Development, EMTN, –%,
3/31/2028 500,000 487,981
International Finance Facility for Immunisation Co., MTN, 1.00%,
4/21/2026 1,000,000 914,153

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
CORPORATE BONDS — 41.05% - continued
Principal
Amount Fair Value
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026 $ 1,000,000 $ 907,526
OPEC Fund for International Development (The), 4.50%, 1/26/2026
(a)
1,000,000 985,968
United States International Development Finance, 3.43%, 6/1/2033 941,662 879,498
7,097,034
Real Estate — 1.67%
HAT Holdings I, LLC/HAT Holdings II, LLC, 3.38%, 6/15/2026
(a)
1,000,000 905,948
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032 1,000,000 926,158
1,832,106
Technology — 1.29%
Apple, Inc., 3.00%, 6/20/2027 1,000,000 947,559
Intel Corp., 4.15%, 8/5/2032 500,000 473,887
1,421,446
Utilities — 5.40%
AES Corp. (The), 5.45%, 6/1/2028 1,000,000 991,721
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052 1,000,000 709,340
National Rural Utilities Cooperative Finance Corp., 5.25%, 4/20/2046
(US0003M + 3.630bps)
(b)
1,000,000 957,720
New York State Electric & Gas Corp., 2.15%, 10/1/2031
(a)
1,000,000 774,917
San Diego Gas & Electric Co., 2.95%, 8/15/2051 1,000,000 634,287
Topaz Solar Farms, LLC, 5.75%, 9/30/2039
(a)
943,177 913,061
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)
(a)(b)
1,000,000 950,760
5,931,806
Total Corporate Bonds (Cost $47,351,599) 45,062,052
FOREIGN GOVERNMENT BONDS — 1.94%
Canada Government International Bond, 2.88%, 4/28/2025 1,100,000 1,068,537
Colombia Government International Bond, 8.75%, 11/14/2053 1,000,000 1,065,870
Total Foreign Government Bonds (Cost $2,079,245) 2,134,407
MUNICIPAL BONDS — 5.49%
California — 0.46%
Freddie Mac Multifamily ML Certificates, Revenue , 1.51%, 9/25/2037 4,930,000 507,691
District of Columbia — 0.67%
District of Columbia, Revenue , 3.85%, 2/28/2025 750,000 731,573
Florida — 0.92%
Florida Development Finance Corp., Revenue , 8.00%, 7/1/2057
(a)
1,000,000 1,010,364
Indiana — 0.00%
(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2 , 10.75%,
12/1/2029
(d)
234,358 23
Montana — 0.96%
Gallatin County Industrial Development, Revenue, Series B , 11.50%,
9/1/2027 1,000,000 1,052,455

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
MUNICIPAL BONDS — 5.49% - continued
Principal
Amount Fair Value
New Hampshire — 0.77%
New Hampshire Business Finance Authority, Revenue, , 5.46%, 7/1/2033
(a)
$ 850,000 $ 850,000
New York — 1.71%
Metropolitan Transportation Authority, Revenue , 5.18%, 11/15/2049 1,000,000 912,243
New York State Energy Research & Development Authority, Revenue,
Series A , 4.87%, 4/1/2037 1,130,000 967,847
1,880,090
Total Municipal Bonds (Cost $6,504,960) 6,032,196
TERM LOANS — 2.46%
Utilities — 1.63%
ExGen Renewables IV, LLC, 7.24%, 12/15/2027 (US0001M +
250.000bps)
(b)
889,974 889,325
TerraForm Power Operating, LLC, 7.99%, 5/30/2029 (TSFR1M +
275.000bps)
(b)
907,500 902,395
1,791,720
Industrials — 0.83%
LTR Intermediate Holdings, Inc., 9.60%, 5/7/2028 (US0001M +
450.000bps)
(b)
987,406 908,413
Total Term Loans (Cost $2,757,079) 2,700,133
U.S. GOVERNMENT & AGENCIES — 34.26%
Fannie Mae Pool, 4.00% , 5/1/2044 804,559 747,720
Fannie Mae Pool, 2.00% , 6/1/2051 920,687 720,129
Fannie Mae Pool, 2.50% , 2/1/2052 194,509 159,190
Fannie Mae Pool, 2.50% , 2/1/2052 2,175,420 1,784,952
Fannie Mae Pool, 3.00% , 4/1/2052 2,650,460 2,259,297
Fannie Mae Pool, 3.50% , 4/1/2052 2,663,451 2,342,646
Fannie Mae Pool, 5.00% , 5/1/2052 178,152 171,862
Fannie Mae Pool, 5.00% , 7/1/2052 457,922 441,873
Fannie Mae Pool, 4.00% , 8/1/2052 1,084,397 986,217
Fannie Mae Pool, 4.50% , 8/1/2052 1,992,691 1,869,856
Fannie Mae Pool, 3.50% , 9/1/2052 189,597 166,623
Fannie Mae Pool, 4.00% , 9/1/2052 187,081 170,168
Fannie Mae Pool, 4.50% , 9/1/2052 1,157,776 1,086,341
Fannie Mae Pool, 5.00% , 9/1/2052 327,458 316,078
Fannie Mae Pool, 4.00% , 10/1/2052 1,303,511 1,185,664
Fannie Mae Pool, 4.50% , 10/1/2052 186,359 174,876
Fannie Mae Pool, 5.00% , 10/25/2052 685,549 661,725
Fannie Mae Pool, 4.50% , 11/1/2052 131,650 123,540
Fannie Mae Pool, 5.00% , 2/1/2053 128,273 123,622
Fannie Mae Pool, 5.50% , 2/1/2053 465,402 458,998
Fannie Mae Pool, 6.00% , 2/1/2053 414,854 416,941
Fannie Mae Pool, 6.00% , 3/1/2053 329,861 331,162
Fannie Mae Pool, 5.50% , 6/1/2053 249,164 245,664
Fannie Mae Pool, 5.50% , 10/1/2053 256,866 253,257

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
U.S. GOVERNMENT & AGENCIES — 34.26% - continued
Principal
Amount Fair Value
Federal National Mortgage Association, 0.88% , 8/5/2030 $ 1,000,000 $ 788,285
Freddie Mac Pool, 3.00% , 2/1/2052 199,655 170,192
Freddie Mac Pool, 2.00% , 3/1/2052 1,120,673 883,088
Freddie Mac Pool, 4.00% , 4/1/2052 187,817 170,936
Ginnie Mae II Pool, 2.50% , 9/20/2051 810,050 677,721
Ginnie Mae II Pool, 3.00% , 12/20/2051 1,684,642 1,461,983
Ginnie Mae II Pool, 2.50% , 5/20/2052 314,505 263,012
Ginnie Mae II Pool, 3.00% , 5/20/2052 453,808 393,489
Ginnie Mae II Pool, 3.50% , 7/20/2052 385,434 345,217
Ginnie Mae II Pool, 4.00% , 9/20/2052 1,027,089 947,315
Ginnie Mae II Pool, 4.50% , 12/20/2052 723,745 685,980
Ginnie Mae II Pool, 4.50% , 2/20/2053 155,846 147,698
Ginnie Mae II Pool, 5.00% , 2/20/2053 261,186 254,412
Ginnie Mae II Pool, 5.50% , 2/20/2053 110,847 110,301
Ginnie Mae II Pool, 3.00% , 8/20/2053 29,782 25,860
United States Treasury Bond, 2.38% , 2/15/2042 483,000 344,081
United States Treasury Note, 5.00% , 10/31/2025 811,000 814,707
United States Treasury Note, 4.88% , 10/31/2028 2,500,000 2,561,230
United States Treasury Note, 4.50% , 11/15/2033 1,909,000 1,931,968
United States Treasury Note, 4.75% , 11/15/2043 3,670,000 3,696,378
United States Treasury Note, 4.13% , 8/15/2053 4,004,000 3,744,678
Total U.S. Government & Agencies (Cost $39,314,506) 37,616,932
Total Investments — 98.43% (Cost $113,474,886 ) 108,072,418
Other Assets in Excess of Liabilities — 1.57% 1,727,609
NET ASSETS — 100.00% $ 109,800,027
(a) Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
November 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c) Less than 0.005%.
(d) In default
EMTN - Euro Medium Term Note
GMTN - Global M edium Term Note

OneAscent International Equity ETF
Schedule of Investments
November 30, 2023 - (Unaudited)
COMMON STOCKS — 86.25% Shares Fair Value
Communications — 0.84%
Trip.com Group Ltd. (China)
(a)
20,166 $ 708,960
Consumer Discretionary — 1.14%
Valeo S.A. (France) 65,938 953,044
Consumer Staples — 12.05%
Carrefour S.A. (France) 84,232 1,594,706
Dollarama, Inc. (Canada) 28,842 2,094,821
Kimberly-Clark de Mexico SAB de CV (Mexico) 1,246,932 2,514,173
L'Oreal S.A. (France) 3,259 1,528,942
Nestle S.A. - ADR (Switzerland) 20,940 2,385,485
10,118,127
Energy — 1.41%
Aker BP ASA (Norway) 41,452 1,187,898
Financials — 14.84%
AIA Group Ltd. (Hong Kong) 111,587 962,887
Bangkok Bank PCL (Thailand) 531,150 2,267,433
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 7,814,300 2,649,809
DBS Group Holdings Ltd. (Singapore) 118,902 2,821,054
HDFC Bank Ltd. - ADR (India) 27,132 1,629,005
KBC Group N.V. (Belgium) 37,106 2,124,266
12,454,454
Health Care — 5.78%
PHC Holdings Corp. (Japan) 127,680 1,278,970
Santen Pharmaceutical Co. Ltd. (Japan) 199,272 1,880,508
Straumann Holding AG (Switzerland) 12,312 1,690,842
4,850,320
Industrials — 17.14%
Adecco Group AG (Switzerland) 30,082 1,445,335
CAE, Inc. (Canada)
(a)
85,158 1,693,294
Daikin Industries Ltd. (Japan) 9,287 1,387,901
Element Fleet Management Corp. (Canada) 195,282 3,146,135
Ferguson plc (United Kingdom) 12,286 2,075,091
Intertek Group plc (United Kingdom) 26,334 1,324,695
Mitsubishi Electric Corp. (Japan) 146,832 1,989,811
Safran S.A. (France) 7,564 1,325,593
14,387,855
Materials — 9.81%
Barrick Gold Corp. (Canada) 72,544 1,274,596
CRH plc (Ireland) 29,194 1,837,454
Givaudan S.A. (Switzerland) 456 1,703,992
Smurfit Kappa Group plc (Ireland) 56,544 2,141,632
Suzano S.A. - ADR (Brazil) 117,453 1,275,539
8,233,213
Technology — 23.24%
ASML Holding N.V. - ADR (Netherlands) 3,876 2,650,253
ASMPT Ltd. (Hong Kong) 183,876 1,879,757
Canon, Inc. (Japan) 62,904 1,615,371

OneAscent International Equity ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
COMMON STOCKS — 86.25% - continued Shares Fair Value
Technology — 23.24% - continued
Constellation Software, Inc. (Canada) 587 $ 1,378,879
Darktrace plc (United Kingdom)
(a)
243,685 1,067,097
Murata Manufacturing Co. Ltd. (Japan) 90,660 1,763,384
Nomura Research Institute Ltd. (Japan) 67,146 1,880,566
Novatek Microelectronics Corp. (Taiwan Province of China) 68,000 1,107,012
NXP Semiconductors NV (Netherlands) 8,436 1,721,619
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR (Taiwan
Province of China) 26,609 2,589,322
Topicus.com, Inc. (Canada)
(a)
27,588 1,857,553
19,510,813
WARRANTS - 0.00%
(b)
Technology — 0.00%
(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040
(c)
872 $ 0
Total Warrants Cost ($0) 0
Total Investments — 86.25% (Cost $64,770,395 ) 72,404,684
Other Assets in Excess of Liabilities — 13.75% 11,540,184
NET ASSETS — 100.00% $ 83,944,868
(a) Non-income producing security.
(b) Less than 0.005%.
(c) Security is currently being valued according to the fair value procedures of the Adviser, as Valuation
Designee, under oversight of the Board's Pricing & Liquidity Committee.
ADR - American Depositary Receipt

OneAscent Emerging Markets ETF
Schedule of Investments
November 30, 2023 - (Unaudited)
COMMON STOCKS — 89.49% Shares Fair Value
Communications — 1.96%
Trip.com Group Ltd. (China)
(a)
26,522 $ 932,413
Consumer Discretionary — 11.55%
Ace Hardware Indonesia Tbk P.T. (Indonesia) 19,786,259 960,313
China Literature Ltd. (Cayman Islands)
(a)
299,893 1,023,211
Coway Co. Ltd. (South Korea) 15,038 578,491
Haier Smart Home Co. Ltd., H Shares (China) 521,055 1,510,962
MercadoLibre, Inc. (Argentina)
(a)
488 790,784
Sendas Distribuidora S.A. (Brazil) 243,300 637,856
5,501,617
Consumer Staples — 5.85%
Charoen Pokphand Foods PCL (Thailand) 799,698 449,903
Indofood CBP Sukses Makmur Tbk P.T. (Indonesia) 1,392,760 1,034,095
Kimberly-Clark de Mexico SAB de CV (Mexico) 645,764 1,302,046
2,786,044
Energy — 1.62%
PTT Exploration & Production PCL (Thailand) 179,680 769,578
Financials — 19.21%
Banco Bradesco S.A. - ADR (Brazil) 221,219 736,659
Bangkok Bank PCL (Thailand) 285,037 1,216,798
Bank Rakyat Indonesia Persero Tbk P.T. (Indonesia) 4,615,921 1,565,247
BB Seguridade Participacoes S.A. (Brazil) 155,000 988,812
Chailease Holding Co. Ltd. (Taiwan Province of China) 243,940 1,445,501
HDFC Bank Ltd. - ADR (India) 21,339 1,281,194
Hong Kong Exchanges & Clearing Ltd. (Hong Kong) 20,671 733,595
Regional S.A.B. de C.V. (Mexico) 135,931 1,178,268
9,146,074
Health Care — 3.10%
Dentium Co. Ltd. (South Korea)
(a)
15,282 1,477,925
Industrials — 6.59%
LIG Nex1 Co. Ltd. (Korea (Republic of)) 10,256 769,342
Sarana Menara Nusantara Tbk P.T. (Indonesia) 13,166,480 846,392
Sporton International, Inc. (Taiwan Province of China) 85,400 650,247
Voltronic Power Technology Corp. (Taiwan Province of China) 17,000 871,962
3,137,943
Materials — 6.44%
Hanwha Solutions Corp. (South Korea)
(a)
20,452 525,556
Orbia Advance Corp. SAB de CV (Mexico) 422,211 900,174
Suzano S.A. - ADR (Brazil) 87,820 953,725
United Tractors Tbk P.T. (Indonesia) 491,120 691,407
3,070,862
Technology — 33.17%
Accton Technology Corp. (Taiwan Province of China) 88,000 1,494,282
ASMPT Ltd. (Hong Kong) 132,970 1,359,347
DB HiTek Co. Ltd. (South Korea) 19,221 915,384
eMemory Technology, Inc. (Taiwan Province of China) 9,000 721,112
Infosys Ltd. - ADR (India) 56,950 999,473

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
November 30, 2023 - (Unaudited)
COMMON STOCKS — 89.49% - continued Shares Fair Value
Technology — 33.17% - continued
MediaTek, Inc. (Taiwan Province of China) 40,000 $ 1,204,243
Novatek Microelectronics Corp. (Taiwan Province of China) 66,000 1,074,453
Powerchip Semiconductor Manufacturing Corp. (Taiwan Province of
China) 390,000 373,985
Samsung Electronics Co. Ltd. (South Korea) 61,419 3,440,099
Samsung SDI Co. Ltd. (South Korea) 1,884 684,163
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province of
China) 165,000 3,033,069
Unimicron Technology Corp. (Taiwan Province of China) 88,000 496,225
15,795,835
Total Common Stocks/ Investments — 89.49% (Cost $40,200,192 ) 42,618,291
Other Assets in Excess of Liabilities — 10.51% 5,003,325
NET ASSETS — 100.00% $ 47,621,616
(a) Non-income producing security.
ADR - American Depositary Receipt